Deposits - Interest Expense on Deposits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Banking And Thrift [Abstract]
Savings deposits	$ 844	$ 900	$ 1,412
Time deposits	6,277	7,875	10,301
Interest-bearing demand deposits	4,228	4,778	7,024
Total	$ 11,349	$ 13,553	$ 18,737